Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING
22.	SEGMENT REPORTING

The Company has identified the continuing operations as a single reportable segment as of December 31, 2018 and the table below provides a summary of the Group's geographic information of revenues for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017	2018
	$	$	$

PRC	6,076	17,687	4,282
Outside PRC:
United States	34,526	23,312	15,663
India	25,126	70,421	96,550
Rest of the world	19,720	10,813	11,925
Total net revenue	85,448	122,233	128,420

As the Company's long-lived assets are substantially all located in the PRC, no geographical segments for long-lived assets are presented.